Other long-term assets and other long-term liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from (Payments for) Other Financing Activities	$ (6,233)	$ (4,769)	$ 26,297
PGN LNG [Member]
Proceeds from (Payments for) Other Financing Activities	$ 6,200	$ 4,700